T. ROWE PRICE Corporate Income Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  4.0%
Car Loan  1.2%
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 215 214
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 250 250
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  170 168
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 52 51
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  295 292
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  95 94
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  440 434
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 250 249
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 500 498
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class D
5.247%, 7/17/34 (1) 250 249
Santander Drive Auto Receivables Trust
Series 2025-4, Class C
4.52%, 1/15/32  315 313
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 54 54
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 215 211
3,326

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Other Asset-Backed Securities  2.8%
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class C
5.38%, 11/21/33 (1) 100 100
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 215 214
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 562
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 596 575
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 240 237
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 586 579
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 774 728
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 760 756
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 65 63
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 224 222
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 25 25
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 98
OneMain Financial Issuance Trust
Series 2026-2A, Class B
5.27%, 1/14/38 (1) 100 100
OneMain Financial Issuance Trust
Series 2026-2A, Class C
5.47%, 1/14/38 (1) 100 100
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 515 508

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 422 406
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 51 51
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 69 68
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 422 416
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 - 8/28/26,
Cost $31 (2)(3)(4) 33 36
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $326 (2)(3)(4) 326 245
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,617 1,544
7,633
Total Asset-Backed Securities
(Cost $11,188) 10,959
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.1%
Banking  0.1%
JPMorgan Chase Financial, 0.50%, 6/15/27  235 265
Total Financial Institutions 265
Total Convertible Bonds
(Cost $276) 265
CONVERTIBLE PREFERRED STOCKS  0.3%
INDUSTRIAL  0.3%
Consumer Non-Cyclical  0.1%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $378 (2)(3)(5) — 395
395

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Technology  0.2%
Alphabet, Series A, 6.25%, 5/15/29  4 209
Alphabet, Series B, 6.25%, 5/15/29  1 58
Oracle, Series D, 6.50%, 1/15/29  7 310
577
Total Industrial 972
Total Convertible Preferred Stocks
(Cost $927) 972
CORPORATE BONDS  84.8%
FINANCIAL INSTITUTIONS  28.6%
Banking  16.6%
American Express, VR, 4.918%, 7/20/33 (6) 620 609
Banco Santander, 2.749%, 12/3/30  200 180
Bank of America, VR, 2.592%, 4/29/31 (6) 1,470 1,349
Bank of America, VR, 5.425%, 8/15/35 (6) 1,230 1,209
Bank of America, VR, 5.464%, 5/9/36 (6) 1,350 1,345
Barclays, VR, 5.586%, 6/26/37 (6) 720 701
Capital One Financial, VR, 2.359%, 7/29/32 (6) 1,245 1,070
Citigroup, VR, 4.952%, 5/7/31 (6) 1,010 1,004
Citigroup, VR, 5.174%, 9/11/36 (6) 355 345
Citigroup, VR, 5.333%, 3/27/36 (6) 690 679
Citigroup, VR, 6.02%, 1/24/36 (6) 2,040 2,054
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 4,190 3,723
Goldman Sachs Group, VR, 4.939%, 10/21/36 (6) 185 175
Goldman Sachs Group, VR, 5.541%, 1/21/47 (6) 1,695 1,562
Goldman Sachs Group, VR, 5.655%, 7/21/37 (6) 60 59
Goldman Sachs Group, Series AA, VR, 6.50% (6)(7) 1,395 1,383
HSBC Holdings, VR, 5.729%, 8/14/37 (6) 1,665 1,649
Intesa Sanpaolo, VR, 4.198%, 6/1/32 (1)(6) 1,446 1,354
JPMorgan Chase, VR, 4.81%, 10/22/36 (6) 790 749
JPMorgan Chase, VR, 5.148%, 4/23/37 (6) 1,405 1,360
JPMorgan Chase, VR, 5.572%, 4/22/36 (6) 910 913
JPMorgan Chase, VR, 5.717%, 9/14/33 (6) 2,045 2,073
JPMorgan Chase, VR, 6.254%, 10/23/34 (6) 1,650 1,733
Morgan Stanley, VR, 2.239%, 7/21/32 (6) 885 768
Morgan Stanley, VR, 5.17%, 7/14/32 (6) 610 605
Morgan Stanley, VR, 5.192%, 4/17/31 (6) 940 942
Morgan Stanley, VR, 5.296%, 4/10/37 (6) 1,320 1,278
Morgan Stanley, VR, 5.32%, 7/19/35 (6) 759 747
Morgan Stanley, VR, 6.342%, 10/18/33 (6) 1,515 1,587

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (6) 1,445 1,366
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 250 246
PNC Financial Services Group, VR, 5.463%, 7/21/37 (6) 350 344
PNC Financial Services Group, VR, 5.575%, 1/29/36 (6) 1,330 1,331
Santander Holdings USA, VR, 5.22%, 6/5/32 (6) 1,425 1,405
Santander U.K. Group Holdings, VR, 5.136%, 9/22/36 (6) 220 209
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (6) 715 724
Societe Generale, VR, 5.40%, 8/8/34 (1)(6) 1,985 1,931
Standard Chartered, VR, 3.603%, 1/12/33 (1)(6) 281 254
Standard Chartered, VR, 5.846%, 8/13/37 (1)(6) 500 496
Wells Fargo, VR, 4.892%, 9/15/36 (6) 620 591
Wells Fargo, VR, 5.211%, 12/3/35 (6) 2,075 2,032
Wells Fargo, VR, 5.605%, 4/23/36 (6) 1,340 1,346
45,480
Brokerage Asset Managers Exchanges  0.5%
Lseg U.S. Fin, 5.25%, 3/23/36 (1) 420 408
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 973
1,381
Brokerage Assetmanagers Exchanges  0.3%
Charles Schwab, VR, 5.655%, 8/12/37 (6) 765 763
763
Finance Companies  3.9%
Ares Capital, 5.10%, 1/15/31  35 34
Ares Capital, 5.25%, 4/12/31  256 248
Ares Capital, 5.55%, 1/15/30  715 708
Ares Capital, 5.80%, 3/8/32 (8) 140 138
Ares Capital, 5.95%, 7/15/29  188 189
Ares Strategic Income Fund, 5.45%, 9/9/28  885 881
Blackstone Private Credit Fund, 5.25%, 4/1/30  585 566
Blackstone Private Credit Fund, 5.60%, 11/22/29  128 126
Blackstone Private Credit Fund, 6.20%, 11/15/31  690 682
Blackstone Secured Lending Fund, 5.25%, 9/4/29  235 231
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $580 (2)(3) 580 576
Golub Capital Private Credit Fund, 5.875%, 5/1/30  225 221
Hercules Capital, 6.30%, 7/24/31  700 697
Navient, 5.50%, 3/15/29 (8) 740 723
PennyMac Financial Services, 6.75%, 2/15/34 (1) 710 658
Rocket, 6.50%, 6/15/34 (1) 690 701
Sixth Street Lending Partners, 5.75%, 1/15/30  480 474
Sixth Street Lending Partners, 6.125%, 7/15/30  958 958
Sixth Street Specialty Lending, 5.625%, 8/15/30  708 701
Sixth Street Specialty Lending, 5.65%, 8/15/31  512 498

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
UWM Holdings, 6.625%, 2/1/30 (1) 745 697
10,707
Financial Other  0.8%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 960 938
Atlas Warehouse Lending, 5.25%, 1/15/33 (1) 250 243
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 165 163
HA Sustainable Infrastructure Capital, 6.00%, 3/15/36  785 765
2,109
Insurance  3.2%
Athene Global Funding, 5.526%, 7/11/31 (1) 1,435 1,426
First American Financial, 5.45%, 9/30/34  1,248 1,206
GA Global Funding Trust, 5.40%, 1/13/30 (1) 795 790
GA Global Funding Trust, 5.50%, 4/1/32 (1) 695 682
Humana, 5.55%, 5/1/35  455 447
Humana, 5.95%, 3/15/34  1,141 1,159
UnitedHealth Group, 2.90%, 5/15/50  1,270 770
UnitedHealth Group, 5.30%, 6/15/35  370 368
UnitedHealth Group, 5.50%, 7/15/44  1,960 1,853
UnitedHealth Group, 5.95%, 6/15/55 (8) 210 206
8,907
Real Estate Investment Trusts  3.3%
American Homes 4 Rent, 5.25%, 3/15/35  710 691
Brixmor Operating Partnership, 4.85%, 2/15/33  106 102
Brixmor Operating Partnership, 5.50%, 2/15/34  594 593
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 1,305 1,258
Healthcare Realty Holdings, 3.10%, 2/15/30  1,835 1,717
Kilroy Realty, 4.25%, 8/15/29  1,375 1,333
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 400 373
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 678
Simon Property Group, 5.125%, 10/1/35  1,050 1,025
Ventas Realty, 5.00%, 2/15/36  1,435 1,373
9,143
Reits  0.0%
Kilroy Realty, 2.65%, 11/15/33  21 17
Kilroy Realty, 3.05%, 2/15/30  30 27
44
Total Financial Institutions 78,534
INDUSTRIAL  48.5%
Basic Industry  2.6%
Anglo American Capital, 4.625%, 3/19/31 (1) 1,470 1,433
Mosaic, 5.35%, 8/17/31  1,430 1,422
Nutrien, 4.85%, 5/29/31  395 391
Nutrien, 5.25%, 3/12/32  155 155

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Nutrien, 5.40%, 6/21/34  78 78
U.S. Steel, 5.20%, 8/1/31 (1) 270 267
WS Escrow, 7.75%, 6/1/33 (1) 425 443
Yara International, 7.378%, 11/14/32 (1) 2,640 2,865
7,054
Capital Goods  2.8%
BAE Systems, 5.30%, 3/26/34 (1) 1,390 1,389
Boeing, 3.75%, 2/1/50  970 675
Boeing, 6.528%, 5/1/34  2,000 2,132
Flowserve, 5.70%, 5/15/36  205 202
Howmet Aerospace, 4.75%, 4/15/36  690 657
Martin Marietta Materials, 5.20%, 1/30/32  300 300
Martin Marietta Materials, 5.40%, 1/30/34  355 355
Quikrete Holdings, 6.375%, 3/1/32 (1) 690 698
Vertiv Holdings, 4.85%, 3/15/36  575 544
Vertiv Holdings, 5.80%, 3/15/56  105 98
Xylem, 5.20%, 6/1/33  700 696
7,746
Communications  9.9%
AT&T, 3.50%, 9/15/53  5,501 3,355
AT&T, 4.75%, 4/30/33  1,500 1,443
AT&T, 6.00%, 4/30/56  1,085 990
Beignet Investor, 6.581%, 5/30/49 (1) 1,430 1,371
Charter Communications Operating, 6.384%, 10/23/35  133 130
Charter Communications Operating, 7.85%, 8/15/56  1,785 1,813
Directv Financing, 10.00%, 2/15/31 (1) 720 762
Discovery Global Holdings, 5.05%, 3/15/42  1,345 982
Meta Platforms, 5.625%, 11/15/55  1,000 835
Meta Platforms, 5.75%, 11/15/65  2,768 2,278
Meta Platforms, 6.30%, 5/15/56  735 677
NTT Finance, 5.171%, 7/16/32 (1) 2,230 2,195
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1) 675 702
Orange, 5.00%, 1/13/36 (1) 1,525 1,450
Rogers Communications, 3.80%, 3/15/32  2,280 2,095
Sopaipilla Investor, 7.534%, 11/30/48 (1) 690 706
Space Exploration Technologies, 5.65%, 7/15/33 (1) 668 643
Space Exploration Technologies, 6.65%, 7/15/56 (1)(8) 1,870 1,662
T-Mobile USA, 5.70%, 1/15/56  1,095 980
Time Warner Cable, 7.30%, 7/1/38  43 43
Verizon Communications, 5.875%, 11/30/55  2,145 1,977
27,089
Consumer Cyclical  6.3%
Advance Auto Parts, 7.375%, 8/1/33 (1) 1,355 1,389
Airbnb, 5.25%, 3/16/36  1,410 1,378

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Amazon.com, 6.10%, 7/9/56  2,210 2,131
CBRE Services, 4.90%, 1/15/33  1,160 1,125
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,361
Ford Motor Credit, 5.73%, 9/5/30  335 335
Ford Motor Credit, 6.107%, 8/15/33  230 230
Ford Motor Credit, 6.532%, 3/19/32  790 809
Ford Motor Credit, 7.35%, 3/6/30  500 525
GLP Capital, 5.25%, 2/15/33  1,375 1,324
Magna International, 5.875%, 6/1/35  175 179
Mercedes-Benz Finance North America, 5.45%, 8/4/33 (1) 1,380 1,368
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $120 (2)(3) 120 120
Nissan Motor, 8.125%, 7/17/35 (1) 1,285 1,365
Royal Caribbean Cruises, 5.55%, 1/20/34  700 695
Sodexo, 5.15%, 8/15/30 (1) 350 349
Sodexo, 5.80%, 8/15/35 (1) 915 914
VICI Properties, 5.40%, 10/15/31  845 839
ZF North America Capital, 6.875%, 4/14/28 (1) 660 671
17,107
Consumer Non-Cyclical  8.6%
Augusta SpinCo, 4.945%, 3/23/33  630 617
BAT Capital, 5.30%, 8/5/33  300 298
BAT Capital, 6.25%, 8/15/55  1,700 1,661
Bayer U.S. Finance, 5.375%, 7/20/33 (1) 250 247
Bayer U.S. Finance, 6.50%, 11/21/33 (1) 870 913
Bayer U.S. Finance II, 5.50%, 7/30/35 (1) 480 467
Cigna Group, 4.875%, 9/15/32  1,000 981
CVS Health, 5.05%, 3/25/48  1,150 974
Eli Lilly, 5.55%, 10/15/55  1,965 1,865
HCA, 5.45%, 9/15/34  1,850 1,838
Icon Investments Six, 5.421%, 8/13/31 (1) 430 428
Imperial Brands Finance, 5.625%, 7/1/35 (1) 1,320 1,301
Imperial Brands Finance, 5.875%, 7/1/34 (1) 675 682
Kenvue, 5.10%, 3/22/43  1,510 1,385
Keurig Dr Pepper, 5.05%, 3/15/29  585 586
Kraft Heinz Foods, 6.875%, 1/26/39  528 564
Kraft Heinz Foods, 7.125%, 8/1/39 (1) 230 249
Mars, 5.65%, 5/1/45 (1) 635 610
Mars, 5.70%, 5/1/55 (1) 1,980 1,869
Medline Borrower, 5.25%, 6/15/33 (1) 500 492
Pfizer, 5.60%, 11/15/55  1,685 1,601
Solventum, 5.60%, 3/23/34  1,270 1,275
Sutter Health, Series 2025, 5.537%, 8/15/35  1,880 1,896
Takeda Pharmaceutical, 3.025%, 7/9/40  1,210 885
23,684

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy  8.4%
Cheniere Energy, 5.20%, 7/30/36 (1) 1,890 1,823
Cheniere Energy Partners, 3.25%, 1/31/32  350 317
Cheniere Energy Partners, 5.55%, 10/30/35  680 676
Cheniere Energy Partners, 5.75%, 8/15/34  450 456
Cheniere Energy Partners, 5.95%, 6/30/33  51 52
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 235 227
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 1,300 1,278
Diamondback Energy, 5.40%, 4/18/34  1,705 1,702
Diamondback Energy, 5.75%, 4/18/54  1,015 959
Enbridge, 5.625%, 4/5/34  1,410 1,425
Energy Transfer, 6.30%, 1/15/56  775 755
Eni, 5.95%, 5/15/54 (1) 1,025 978
Florida Gas Transmission, 5.75%, 7/15/35 (1) 710 715
Harbour Energy Finance 2, 5.929%, 8/19/33 (1) 275 274
Harbour Energy Finance 2, 6.327%, 4/1/35 (1) 2,780 2,806
Hilcorp Energy I, 5.75%, 2/1/29 (1) 710 710
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,375 1,400
MPLX, 5.00%, 3/1/33  1,445 1,414
ONEOK, 5.05%, 11/1/34  1,028 992
ONEOK, 6.05%, 9/1/33  1,059 1,092
Rio Grande LNG, 6.15%, 6/30/41 (1) 575 558
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  1,880 1,375
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 725 695
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1) 400 408
23,087
Industrial Other  0.4%
Booz Allen Hamilton, 5.90%, 1/30/34  1,081 1,065
1,065
Technology  9.0%
Beacon Point DC, 6.129%, 11/30/42 (1) 488 463
Big Sky Funding, 5.75%, 7/20/31 (1) 29 28
Cadence Design Systems, 4.70%, 9/10/34  1,646 1,580
ELK Grove Village Property, 7.50%, 6/15/31 (1) 430 414
Experian Finance U.S., 5.35%, 8/24/36 (1) 790 768
Fidelity National Information Services, 3.10%, 3/1/41  370 259
Fidelity National Information Services, 4.80%, 3/10/31  2,065 2,023
Fiserv, 4.55%, 2/15/31  400 386
Fiserv, 5.25%, 8/11/35 (8) 1,440 1,372
Foundry JV Holdco, 6.10%, 1/25/36 (1) 905 924
Foundry JV Holdco, 6.20%, 1/25/37 (1) 885 908
Foundry JV Holdco, 6.40%, 1/25/38 (1) 1,670 1,732
HUT 8 DC, 6.192%, 11/15/42 (1) 1,190 1,156
Intel, 5.30%, 5/15/36  660 637

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 170 162
Motorola Solutions, 5.55%, 8/15/35  1,670 1,663
Oracle, 3.60%, 4/1/40  120 83
Oracle, 3.60%, 4/1/50  190 110
Oracle, 3.95%, 3/25/51  525 319
Oracle, 4.80%, 9/26/32  600 555
Oracle, 5.35%, 5/4/33  274 258
Oracle, 6.70%, 2/4/56  1,280 1,127
QTS Central Issuer, 6.625%, 9/1/31 (1) 340 335
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 2,200 1,992
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 2,140 2,036
Salesforce, 6.55%, 3/15/56  1,445 1,408
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $720 (2)(3) 720 720
Zenith Arc, 8.875%, 8/31/31 (1) 1,390 1,342
24,760
Transportation  0.5%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,302
1,302
Total Industrial 132,894
UTILITY  7.7%
Electric  6.8%
AES, 5.75%, 7/15/33  170 168
AES, 5.80%, 3/15/32  1,170 1,174
Appalachian Power, 5.65%, 4/1/34  1,440 1,453
Chpe, 4.875%, 6/30/31 (1) 515 507
Chpe, 5.10%, 6/30/33 (1) 290 284
Constellation Energy Generation, 3.75%, 3/1/31  528 497
Constellation Energy Generation, 4.625%, 2/1/29  446 441
Constellation Energy Generation, 5.00%, 2/1/31  455 451
ENEL Finance International, 5.375%, 7/13/36 (1) 2,110 2,045
Entergy, VR, 6.50%, 12/15/56 (6) 530 529
FirstEnergy, 2.65%, 3/1/30  1,717 1,582
FirstEnergy, Series B, 2.25%, 9/1/30  318 284
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,221
NextEra Energy Capital Holdings, Series CC, VR, 6.625%,
10/1/66 (6) 530 517
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 1,250 1,163
NSTAR Electric, 5.20%, 3/1/35  405 399
Pacific Gas & Electric, 3.50%, 8/1/50  358 228
Pacific Gas & Electric, 4.95%, 7/1/50  340 271
PacifiCorp, VR, 7.125%, 8/15/56 (6) 785 775
Southern California Edison, 4.80%, 3/15/33  980 941

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.70%, 12/30/34 (1) 1,632 1,610
Vistra Operations, 6.95%, 10/15/33 (1) 1,625 1,729
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(3) 480 494
18,763
Natural Gas  0.9%
APA Infrastructure, 5.125%, 9/16/34 (1) 209 202
APA Infrastructure, 5.75%, 9/16/44 (1) 700 670
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 678
Sempra, 5.25%, 3/15/36  260 250
Southern California Gas, 5.45%, 6/15/35  625 623
2,423
Total Utility 21,186
Total Corporate Bonds
(Cost $238,661) 232,614
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Owned No Guarantee  1.0%
DP World, 5.25%, 12/24/29  2,750 2,723
2,723
Sovereign  0.3%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 970 969
969
Supranational  0.9%
Africa Finance, 5.55%, 10/8/29 (1)(8) 2,335 2,353
2,353
Total Foreign Government Obligations & Municipalities
(Cost $6,054) 6,045
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Collateralized Mortgage Obligations  0.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.37%, 9/25/29, Acquisition
Date: 8/29/24, Cost $545 (2)(3) 545 547
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $545) 547

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  4.3%
U.S. Treasury Obligations  4.3%
U.S. Treasury Bonds, 4.75%, 2/15/56 (9) 2,595 2,403
U.S. Treasury Bonds, 5.00%, 5/15/45 (9) 5,410 5,263
U.S. Treasury Notes, 3.75%, 12/31/28 (9) 4,145 4,088
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $11,856) 11,754
SHORT-TERM INVESTMENTS  2.9%
Money Market Funds  2.9%
T. Rowe Price Government Reserve Fund, 3.72% (10)(11) 7,890 7,890
Total Short-Term Investments
(Cost $7,890) 7,890
SECURITIES LENDING COLLATERAL  0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.72% (10)(11) 420 420
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 420
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.72% (10)(11) 1,871 1,871
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,871
Total Securities Lending Collateral
(Cost $2,291) 2,291

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive Fixed
2.50% Annually, Pay Variable
3.68% (SOFR) Annually,
1/8/27 @ 2.50%* (5) 2 73,442 3
Total Options Purchased (Cost $114) 3
Total Investments in Securities 99.6%
(Cost $279,802) $ 273,340
Other Assets Less Liabilities 0.4% 1,006
Net Assets 100.0% $ 274,346
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $92,224 and represents 33.6% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,133 and represents 1.1% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Non-income producing
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Perpetual security with no stated maturity date.
(8) All or a portion of this security is on loan at August 31, 2026.
(9) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Seven-day yield

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(11) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 73,442 (1)
Total Options Written (Premiums $(45)) $ (1)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,300 497 489 8
Total Bilateral Credit Default Swaps, Protection
Sold 489 8
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 138 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 172 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 45 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.118% (SOFR
+ 0.48%) at Maturity, 11/9/26 50 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 46 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 64 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 346 6 5 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 343 10 9 1

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 45 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 70 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 61 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 65 1 1 —
Total Bilateral Total Return Swaps 19 2
Total Bilateral Swaps 508 10
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 2,760 47 (10) 57
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 17,248 403 360 43

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/31 * 4,424 (177) (125) (52)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 48
Total Centrally Cleared Swaps 48
Net payments (receipts) of variation margin to date (50)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $35.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 177 U.S. Treasury Notes ten year contracts 12/26 (19,055) $ 96
Long, 125 U.S. Treasury Notes two year contracts 12/26 25,654 (84)
Long, 131 Ultra U.S. Treasury Bonds contracts 12/26 14,414 (48)
Short, 130 Ultra U.S. Treasury Notes ten year
contracts 12/26 (14,225) 62
Net payments (receipts) of variation margin to date (38)
Variation margin receivable (payable) on open futures contracts $ (12)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 44
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 44+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 2,491  ¤  ¤ $ 7,890
T. Rowe Price Treasury
Reserve Fund, 3.72% 6,806  ¤  ¤ 2,291
Total $ 10,181^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,181.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Corporate
Income Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Corporate Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 18,064 $ — $ 18,064
Asset-Backed Securities — 10,678 281 10,959
Convertible Preferred Stocks 577 — 395 972
Corporate Bonds — 230,704 1,910 232,614
Non-U.S. Government
Mortgage-Backed Securities — — 547 547
Short-Term Investments 7,890 — — 7,890
Securities Lending Collateral 2,291 — — 2,291
Options Purchased — 3 — 3
Total Securities 10,758 259,449 3,133 273,340
Swaps* — 618 — 618
Futures Contracts* 158 — — 158
Total $ 10,916 $ 260,067 $ 3,133 $ 274,116
Liabilities
Options Written $ — $ 1 $ — $ 1
Swaps* — 52 — 52
Futures Contracts* 132 — — 132
Total $ 132 $ 53 $ — $ 185
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2026, totaled $22,000 for the period ended August 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F112-054Q1 08/26
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/26
Investment in Securities
Asset-Backed Securities $ 266 $ (2) $ 22 $ (5) $ 281
Convertible Preferred Stocks 370 25 — — 395
Corporate Bonds 1,910 — — — 1,910
Non-U.S. Government
Mortgage-Backed Securities 565 — — (18) 547
Total $ 3,111 $ 23 $ 22 $ (23) $ 3,133